Other Comprehensive Income And Accumulated Other Comprehensive Income ("AOCI") (Schedule Of Related Tax Effects Allocated To Each Component Of Other Comprehensive Income (Loss)) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Other Comprehensive Income And Accumulated Other Comprehensive Income ("AOCI") [Abstract]
Net actuarial gain/(loss)	$ 135,492	[1]	$ 9,058	[1]	$ 26,448	[1]
Net actuarial gain, Tax (Expense) or Benefit	51,487	[2]	3,442	[2]	10,050	[2]
Net actuarial gain, Net-of-Tax Amount	(84,005)		(5,616)		(16,398)
Amortization of prior service credit, Before-Tax Amount					(2)
Amortization of prior service credit, Tax (Expense) or Benefit		[2]		[2]	1	[2]
Amortization of prior service credit, Net-of-Tax Amount					(1)
Amortization of transition obligation, Before-Tax Amount	867		867		867
Amortization of transition obligation, Tax (Expense) or Benefit	(330)	[2]	(329)	[2]	(329)	[2]
Amortization of transition obligation, Net-of-Tax Amount	537		538		538
Amortization of net loss, Before-Tax Amount	15,569	[3]	12,122	[3]	5,596	[3]
Amortization of net loss, Tax (Expense) or Benefit	(5,916)	[2]	(4,606)	[2]	(2,126)	[2]
Amortization of net loss, Net-of-Tax Amount	9,653		7,516		3,470
Regulatory adjustment, Before-Tax Amount	105,931	[3]	652	[3]	15,431	[3]
Regulatory adjustment, Tax (Expense) or Benefit	(40,254)	[2]	(248)	[2]	(5,864)	[2]
Regulatory adjustment, Net-of-Tax Amount	65,677		404		9,567
Pension plans other comprehensive income (loss), Before-Tax Amount	(13,125)		4,583		(4,556)
Pension plans other comprehensive income (loss), Tax (Expense) or Benefit	4,987	[2]	(1,741)	[2]	1,732	[2]
Pension plans other comprehensive income (loss), Net-of-Tax Amount	(8,138)		2,842		(2,824)
Unrealized/realized loss, Before-Tax Amount	(17,958)		(18,446)
Unrealized/realized loss, Tax (Expense) or Benefit	6,824	[2]	7,010	[2]		[2]
Unrealized/realized loss, Net-of-Tax Amount	(11,134)		(11,436)
Amounts reclassified into net income, Before-Tax Amount	1,169		97
Amounts reclassified into net income, Tax (Expense) or Benefit	(444)	[2]	(37)	[2]		[2]
Amounts reclassified into net income, Net-of-Tax Amount	725		60
FSIRS other comprehensive income (loss), Before-Tax Amount	(16,789)		(18,349)
FSIRS other comprehensive income (loss), Tax (Expense) or Benefit	6,380	[2]	6,973	[2]		[2]
FSIRS other comprehensive income (loss), Net-of-Tax Amount	(10,409)		(11,376)
Total other comprehensive income (loss), Before-Tax Amount	(29,914)		(13,766)		(4,556)
Total other comprehensive income (loss), Tax (Expense) or Benefit	11,367	[2]	5,232	[2]	1,732	[2]
Total other comprehensive income (loss), Net-of-Tax Amount	$ (18,547)		$ (8,534)		$ (2,824)
Other comprehensive income tax rate	38.00%

[1]	amounts initially recognized in other comprehensive income
[2]	Tax amounts are calculated using a 38% rate.
[3]	amounts subsequently recognized as adjustments to other comprehensive income as those amounts are amortized as components of net periodic benefit cost.